Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Fund”),

a series of Virtus Asset Trust

Supplement dated May 23, 2024, to the Summary Prospectus and the

Virtus Asset Trust Statutory Prospectus, each dated April 29, 2024

Important Notice to Investors

Under “Performance Information” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the first paragraph below the Average Annual Total Returns table is hereby removed to correct a scrivener’s error.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Seix IGTEB Benchmark Description Correction (5/2024)